Condensed Consolidated Balance Sheets 10-Q - USD ($)	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 19,606,246	$ 25,253,578
Deposit assets	0	597,011
Deferred offering costs	0	3,987,901
Contract asset	15,524,405	0
Prepaid expenses and other assets	2,408,654	436,750
Total current assets	37,539,305	30,275,240
OTHER ASSETS:
Deposit assets, long-term	0	1,360,004
Equipment, net	7,793,770	433,804
Intangible assets, net	30,000	30,000
TOTAL ASSETS	45,363,075	32,099,048
CURRENT LIABILITIES:
Simple Agreements for Future Equity	0	29,660,667
Accounts payable and accrued expenses	40,104,305	2,991,524
Deposit liabilities	0	476,253
Other current liabilities	2,197,595	18,896
Total liabilities	42,301,900	33,147,340
Commitments and contingencies (Note 9)
STOCKHOLDERS' EQUITY (DEFICIT):
Common Stock		10,800
Additional paid-in capital	113,437,497	30,981,684
Accumulated deficit	(110,415,104)	(32,040,776)
Total stockholders' equity (deficit)	3,061,175	(1,048,292)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	45,363,075	32,099,048
Common Class A [Member]
STOCKHOLDERS' EQUITY (DEFICIT):
Common Stock	12,898	10,800
Common Class B [Member]
STOCKHOLDERS' EQUITY (DEFICIT):
Common Stock	$ 25,884	$ 0